Employee Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plan
Matching contributions to 401(k) Savings Retirement Plan	$ 0.9	$ 0.9	$ 0.5